Plan Termination	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Contribution [Line Items]
Plan Termination

3. Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will become fully vested in all employer contributions and earnings thereon. Additionally, the Company may direct benefits to be distributed as soon as practicable or a trust, created by the Plan, can be continued with benefits distributed as if the Plan had not been terminated.